Taxation (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure of income tax [text block] [Abstract]
Schedule of taxation
		Year ended February 28/29
Figures in Rand thousands	Note	2022	2021	2020

Major components of the tax expense:
Current tax
Current year		208,141	160,751	137,392
Prior year		8,573	5,725	(12,017)
Other – Securities Transfer tax		–	200	-
		216,714	166,676	125,375

Deferred tax
Current year		(16,370)	36,184	33,217
Prior year		(3,394)	(19,188)	11,961
	9	(19,764)	16,996	45,178

Withholding tax		8,526	14,956	2,604
Total tax expense		205,476	198,628	173,157

Reconciliation between accounting profit and tax expense:
Profit before taxation		682,083	696,048	616,683
Tax at the applicable tax rate of 17% [1] (2021: 17%[1], 2020: 28%)		115,954	118,328	172,671
Effect of different tax rates in foreign jurisdictions		66,257	71,122	(7,119)

Taxation effect of adjustments on taxable income:
Utilization of previously unrecognized tax losses		(982)	(1,332)	(1,349)
Tax incentive		(2,709)	(5,827)	(5,766)
Income not subject to tax		(270)	(219)	–
Non-deductible expenses		12,556	12,072	9,325
Recognition of tax effect previously unrecognized tax losses		(2,060)	–	–
Current year losses for which no deferred tax asset is recognized		1,040	2,791	2,847
Withholding tax		8,526	14,956	2,604
Securities transfer tax		–	200	–
Prior year tax under/(over) provision		5,179	(13,463)	(56)
Others		1,985	–	–
Total tax expense		205,476	198,628	173,157